Allowance for Loan Losses - Schedule of TDR (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	1	2	1
Pre- Modification Outstanding Recorded Investment	$ 382	$ 133	$ 13
Post-Modification Outstanding Recorded Investment	$ 382	$ 133	$ 13
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	1
Pre- Modification Outstanding Recorded Investment	$ 382
Post-Modification Outstanding Recorded Investment	$ 382
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract		1	1
Pre- Modification Outstanding Recorded Investment		$ 23	$ 13
Post-Modification Outstanding Recorded Investment		$ 23	$ 13
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract		1
Pre- Modification Outstanding Recorded Investment		$ 110
Post-Modification Outstanding Recorded Investment		$ 110